Short-Term and Long-Term Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Balance at beginning of the year	$ 1,910.9
Loans advanced	506.0		$ 463.9		$ 3,177.7
Repayments	(594.3)		(591.8)		(2,971.3)
Balance at end of the year	1,820.3		1,910.9
$200 million non-revolving senior secured term loan
Debt Instrument [Line Items]
Balance at beginning of the year			70.0
Repayments			(70.0)
Balance at end of the year					70.0
La Cima Revolving Senior Secured Credit Facility
Debt Instrument [Line Items]
Balance at beginning of the year	42.0
Loans advanced			42.0
Balance at end of the year	42.0		42.0
$1 billion notes issue
Debt Instrument [Line Items]
Balance at beginning of the year	991.3		990.0
Unwinding of transaction costs	1.3		1.3
Balance at end of the year	992.6		991.3		990.0
$70 million senior secured revolving credit facility
Debt Instrument [Line Items]
Balance at beginning of the year	35.0		35.0
Loans advanced	10.0		35.0
Repayments			(35.0)
Balance at end of the year	45.0		35.0		35.0
$1,510 million term loan and revolving credit facility
Debt Instrument [Line Items]
Balance at beginning of the year	626.0	[1]	773.5
Loans advanced	400.0		41.5
Repayments	(302.0)		(189.0)
Balance at end of the year	724.0	[1]	626.0	[1]	773.5
R1,500 million Nedbank revolving credit facility
Debt Instrument [Line Items]
Balance at beginning of the year	129.8		145.1
Repayments	(129.0)
Translation adjustment	(0.8)		(15.3)
Balance at end of the year			129.8		145.1
Rand revolving credit facilities
Debt Instrument [Line Items]
Balance at beginning of the year	21.6
Loans advanced			46.2
Repayments	(21.5)		(21.6)
Translation adjustment	(0.1)		(3.0)
Balance at end of the year			21.6
Short-term rand uncommitted credit facilities
Debt Instrument [Line Items]
Balance at beginning of the year	65.2	[2]	46.5
Loans advanced	96.0		299.2
Repayments	(141.8)		(276.2)
Translation adjustment	(2.7)		(4.3)
Balance at end of the year	$ 16.7	[2]	$ 65.2	[2]	$ 46.5

[1]	Borrowings under these facilities are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH. $75.0 million of Facility A matured on November 28, 2015, resulting in the total facility capacity available at December 31, 2015, to be $1,435.0 million.
[2]	The Group utilised uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operation. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.